12. COMMITMENTS AND CONTINGENCIES	7 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Operating Leases and Long term Contracts

The Company rents office space for its corporate needs. The Company entered into a month-to-month lease agreement in July 2013 to lease 2,000 square feet for an annual rate of $12,000, paid monthly. We paid $6,000 for the lease of our corporate offices for the period ended December 31, 2013.

In addition, the Company has a second mortgage on its Pueblo property in the amount of $170,000, with an interest rate of 8 1/2%, a 15 year amortization, and a maturity date of December 31, 2018.

Legal

To the best of the Company’s knowledge and belief, no legal proceedings are currently pending or threatened.

12.   COMMITMENTS AND CONTINGENCIES

Long-term financing commitment

On January 21, 2014, the Company signed a Securities Purchase Agreement (the “SPA”) with Full Circle. The SPA provides that Full Circle will initially provide $7.5 million to the Company in the form of Senior Secured Convertible Notes, subject to certain named conditions. The Company can borrow an additional $22.5 million with the mutual agreement of Full Circle and the Company.

At least 95% of any loan proceeds will be used to acquire properties, which the Company will lease to licensed marijuana growers.

Full Circle will provide the Company with the initial $7.5 million when:

•

Full Circle agrees on the location of property to be purchased;

•

The specified property’s appraised value is satisfactory to Full Circle;

•

A Phase I environmental inspection is completed to the satisfaction of Full Circle; and

•

The Company is able to provide a first priority lien on the property in favor of Full Circle.

The six-year loan(s) will be secured by real estate acquired with the loan proceeds and will require interest-only payments at a rate of 12% a year, payable monthly. As of September 30, 2014, no amounts have been funded to the Company pursuant to the SPA.

The initial loan can, at any time, be converted into shares of the Company’s common stock at a conversion price of $5.00 per common share. It is contemplated that further advances will be convertible at 110% of the market price of our stock on the day of any advance, or the ten-day volume-weighted average price prior to the day of advance, whichever is lower.

The funding of the loan(s) is subject to the execution of additional documents between the parties.

Full Circle also purchased, for $500,000, warrants which allow Full Circle to purchase up to 1,000,000 shares of the Company’s common stock at any time on or prior to January 21, 2017 at a price of $5.50 per share. Of the $500,000 proceeds from the warrant being issued to Full Circle, $100,000 was retained by Full Circle to cover legal and deal related expenses of future financing transactions.

On September 24, 2014, the Company and Full Circle entered into Amendment No. 1 to the SPA, which changed the conversion price of the initial $7,500,000 promissory note to $4.00 per share of the Company’s common stock. Also on September 24, 2014, and in connection with Amendment No.1 to the SPA, the Company and Full Circle entered into Amendment No. 1 to the Series C Warrants, which changed the exercise price of these warrants to $4.00 per share of the Company’s common stock, and increased the amount of warrants issuable to 1,400,000 warrants to purchase shares of the Company’s common stock. (See Note 13).

Operating Leases

The Company rents office space for its corporate needs. The Company entered into a month-to-month lease agreement in July 2013 to lease 2,000 square feet for an annual rate of $12,000, paid monthly. This lease was terminated effective April 1, 2014.

The Company entered into a new three-year lease agreement effective April 2, 2014 for its corporate offices. The facility leased is 3,000 square feet and expires March 31, 2017. This lease was terminated effective November 1, 2014 (see Note 18). The Company’s lease for office space at 4445 Northpark Avenue, Colorado Springs, Colorado, 80907 was cancelled without penalty, effective November 1, 2014. As a result, the Company anticipates that its office rental contractual obligations will decrease approximately $26,700, $29,400, and $7,500 for years 2015, 2016 and 2017, respectively. The Company entered into a three-year agreement effective April 21, 2014 for a warehouse supply and distribution facility. The facility leased is 1,800 square feet and expires April 30, 2017. Lease expense relating to these leases was $9,150 and $0 for the three months ended September 30, 2014 and 2013, respectively, and $16,250 and $0 for the nine months ended September 30, 2014 and 2013, respectively. The future obligations under this lease amount to approximately $3,000 for the remainder of 2014, $13,000 for 2015, $13,000 for 2016, and $5,000 for 2017.

Legal

To the best of the Company’s knowledge and belief, no legal proceedings of merit are currently pending or threatened against the Company.